Commitments	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2020
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS

NOTE 11 – COMMITMENTS

Leases

On March 20, 2019, the Company entered into the one-year operating lease for senior management’s dormitory. The lease expired March 22, 2020 and had a monthly rent of RMB 5,200 (or $735). The Company did not renew the lease upon expiration.

On July 30, 2019, the Company entered into an operating lease for its office in Beijing. Pursuant to the lease, the delivery date of the property was August 8, 2019 but the lease term started on October 8, 2019 and expires on October 7, 2022, and has a monthly rent of RMB 207,269 without value added tax (“VAT”) (or $29,250). The lease required a security deposit of three months’ rent of RMB 677,769 (or $96,000). The Company will receive a six-month rent abatement, which was considered in calculating the present value of the lease payments to determine the ROU which is being amortized over the term of the lease.

On July 30, 2019, the Company entered into a property service agreement for its office in Beijing (described above). Pursuant to the property service agreement, the agreement commenced on August 9, 2019 and will expire on October 8, 2022, and has a quarterly fee of RMB 202,352 (or $29,000). The deposit was RMB 202,352 (or $29,000).

On August 28, 2019, the Company entered an operating lease for senior officers’ dormitory in Beijing. The lease has a term of two years with expiration on August 31, 2021, the monthly rent is RMB 14,500 ($2,045), payable every six months in advance.

In August 2020, the Company entered into a lease for an office in Shenzhen City, China for three years from August 8, 2020 through August 7, 2023, with a monthly rent of RMB 209,911 ($29,651) for the first year. The rent will increase by 3% each year starting from the second year.

On August 26, 2020, Tianjin Information entered into a lease for the office in Hangzhou City, China from September 11, 2020 to October 5, 2022. The first year rent is RMB 1,383,970 ($207,000). The second year rent is RMB 1,425,909 ($202,800). The security deposit is RMB 115,311 ($16,400). The total rent for the lease period is to be paid in four installments.

The Company adopted FASB ASC Topic 842 on July 1, 2019. The components of lease costs, lease term and discount rate with respect of the Company’s office lease and the senior officers’ dormitory lease with an initial term of more than 12 months are as follows:

	Nine Months Ended March 31, 2021	Nine Months Ended March 31, 2020
Operating lease expense	$588,924	$113,211

	Three Months Ended March 31, 2021	Three Months Ended March 31, 2020
Operating lease expense	$229,745	$31,727

March 31, 2021
Right-of-use assets	$1,525,461
Lease liabilities - current	659,280
Lease liabilities - noncurrent	777,455
Weighted average remaining lease term	1.93 years
Weighted average discount rate	5.00%

The following is a schedule, by years, of maturities of the operating lease liabilities as of March 31, 2021:

12 Months Ending March 31,	Minimum Lease Payment
2022	$724,240
2023	672,328
2024	129,101
Total undiscounted cash flows	1,525,669
Less: imputed interest	(88,934)
Present value of lease liabilities	$1,436,735

NOTE 11 – COMMIMENTS

Lease Agreement

On March 20, 2019, the Company entered into the one-year operating lease agreement for a senior management’s dormitory. Pursuant to the lease agreement, the lease expires on March 22, 2020 and has a monthly rent of RMB 5,200 (or approximately $735). The Company did not renew the lease upon lease expiration.

On July 30, 2019, the Company entered into an operating lease agreement for its office in Beijing. Pursuant to the lease agreement, the delivery date of the property was August 8, 2019 but the lease term started on October 8, 2019 and expires on October 7, 2022, and has a monthly rent of RMB 207,269 without value added tax (“VAT”) (or approximately $29,250). The lease required a security deposit of three months’ rent of RMB 677,769 (or approximately $96,000). The Company will receive a six-month rent abatement.

On July 30, 2019, the Company entered into a property service agreement for its office in Beijing (described above). Pursuant to the property service agreement, the agreement commenced on August 9, 2019 and will expire on October 8, 2022, and has a quarterly fee of RMB 202,352 (or approximately $29,000). The deposit was RMB202,352 (or approximately $29,000).

On August 28, 2019, the Company entered an operating lease agreement for senior officers’ dormitory in Beijing. The lease has a term of two years with expiration date on August 31, 2021, the monthly rent is RMB 14,500 ($2,045), payable every six months in advance.

The Company adopted ASC 842 on July 1, 2019. The components of lease costs, lease term and discount rate with respect of the Company’s office lease and the senior officers’ dormitory lease with an initial term of more than 12 months are as follows:

Year Ended June 30, 2020
Operating lease expense	$192,891

The rental expense for the year ended June 30, 2019 was $61,864.

June 30, 2020
Right-of-use assets	$692,781
Lease liabilities	$346,629
Lease liabilities - noncurrent	$341,273

Weighted average remaining lease term	2.22 years
Weighted average discount rate	5.00%

The following is a schedule, by years, of maturities of the operating lease liabilities as of June 30, 2020:

Twelve months ending June 30,	Minimum Lease Payment
2021	$346,629
2022	296,870
2023	87,832
Total undiscounted cash flows	731,331
Less: imputed interest	(43,429)
Present value of lease liabilities	687,902